Investments - Unrealized Capital Losses 2 (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Greater than 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	100.00%	100.00%	100.00%
90% - 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	90.00%	90.00%	90.00%
Loan to Value Ratio, maximum	100.00%	100.00%	100.00%
80% - 90%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	80.00%	80.00%	80.00%
Loan to Value Ratio, maximum	90.00%	90.00%	90.00%
Less than 80%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, maximum	80.00%	80.00%	80.00%
Greater than 10%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, minimum	10.00%	10.00%	10.00%
5% - 10%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, minimum	5.00%	5.00%	5.00%
Credit Enhancement Percentage, maximum	10.00%	10.00%	10.00%
0% - 5%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, minimum	0.00%	0.00%	0.00%
Credit Enhancement Percentage, maximum	5.00%	5.00%	5.00%
0%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, maximum	0.00%	0.00%	0.00%